Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of share capital number of shares
For the Years ended December 31	2022	2021
Common shares	162,880,936	155,969,226
Total outstanding shares	162,880,936	155,969,226

Schedule of share capital and issuance premium increased
	Thousands of $		Thousands of €
For the Years ended December 31	Share Capital	Issuance Premium	Share Capital	Issuance Premium
As of January 1, 2021	76,716	136,349	62,214	112,078
January 2021 – Issuance of 27,777,777 shares (*)	23,632	4,693	19,473	3,867
November 2021 – Issuance of 37,500,000 shares (*)	28,106	12,135	24,412	10,536
As of December 31, 2021	128,454	153,177	106,099	126,481
August 2022 – Issuance of 6,911,710 shares (*)	5,000		4,876
As of December 31, 2022	133,454	153,177	110,975	126,481

(*) net of expenses

Schedule of capital stock and the issuance premium
	Thousands of $		Thousands of €
For the Years ended December 31	2022	2021	2022	2021
Share Capital as per statutory accounts	148,419	143,419	123,539	118,662
Capital increase costs	(14,965)	(14,965)	(12,564)	(12,564)
Share capital under IFRS	133,454	128,454	110,975	106,098
Issuance premium	153,177	153,177	126,481	126,481
Share capital and issuance premium	286,631	281,631	237,456	232,579